Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ 32,932	¥ 37,264
Actuarial loss	(42,454)	(36,737)
Accumulated other comprehensive income	(9,522)	527
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(69)	(79)
Actuarial loss	(8,893)	(5,639)
Accumulated other comprehensive income	¥ (8,962)	¥ (5,718)